INCOME TAXES - Reconciliation of the combined Canadian tax rate to effective rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
(Loss) Income before taxes - continuing operations	$ (223,920)	$ (91,826)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery (expense) at combined rate	$ 59,339	$ 24,334
Difference in tax rates	26,460	12,224
Non-deductible amounts	(41,413)	(12,864)
Non-taxable amounts	6,303	2,294
Recognition of previously unrecognized future tax assets	3,764	0
Renunciation of tax attributes-flow through shares	2,086	0
Change in deferred tax assets not recognized	(49,749)	(25,485)
Change in tax rates, legislation	(74)	(112)
Prior year under provision	212	25
Other	(296)	(180)
Income tax recovery	$ 6,632	$ 236